Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage Expenses and Commissions
Brokers' commissions on revenues	$ 2,981	$ 4,079	$ 4,524
Bunkers' consumption and other voyage expenses	15,322	5,062	6,474
Total	$ 18,303	$ 9,141	$ 10,998